BASIS OF CONSOLIDATION AND INVESTMENTS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 23,310,197	R$ 16,046,218	R$ 11,991,356	R$ 16,646,480
Other current assets	856,063	927,062
Other non-current assets	5,232,370	5,310,491
Total non-current assets	64,120,961	58,452,020
Total Assets	103,906,654	91,529,720
Borrowings and financing, current	8,821,679	7,613,367
Lease liabilities, current	206,323	137,638
Total current liabilities	25,116,475	25,017,103
Borrowings and financing, non current	48,092,942	37,245,708
Lease liabilities, non current	633,982	596,123
Total non-current liabilities	63,331,063	46,827,779
Shareholders' equity	15,459,116	19,684,838	21,816,044	R$ 23,374,389
Total liabilities and shareholders' equity	103,906,654	91,529,720
Net revenue	43,687,460	45,437,950	44,362,120
Cost of sales and services	(31,990,696)	(33,475,189)	(31,054,016)
Gross profit	11,696,764	11,962,761	13,308,104
Financial income (expenses), net	(5,813,371)	(4,151,382)	(3,515,025)
Profit/(Loss) before IR/CSLL	(1,543,349)	1,035,367	R$ 4,126,437
MRS Logistica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	4,147,393	3,388,052
Advances to suppliers	42,649	101,318
Other current assets	1,182,598	1,390,540
Total current assets	5,372,640	4,879,910
Other non-current assets	448,946	679,749
Investments, PP&E and intangible assets	14,791,500	12,774,225
Total non-current assets	15,240,446	13,453,974
Total Assets	20,613,086	18,333,884
Borrowings and financing, current	547,803	993,367
Lease liabilities, current	738,978	565,002
Other current liabilities	2,103,399	2,111,251
Total current liabilities	3,390,180	3,669,620
Borrowings and financing, non current	7,524,173	5,879,207
Lease liabilities, non current	1,158,058	1,665,072
Other non-current liabilities	1,074,757	729,736
Total non-current liabilities	9,756,988	8,274,015
Shareholders' equity	7,465,918	6,390,249
Total liabilities and shareholders' equity	20,613,086	18,333,884
Net revenue	7,028,472	6,445,618
Cost of sales and services	(3,909,609)	(3,444,706)
Gross profit	3,118,863	3,000,912
Operating (expenses) income	89,237	(485,694)
Financial income (expenses), net	(1,160,359)	(722,407)
Profit/(Loss) before IR/CSLL	2,047,741	1,792,811
Current and deferred IR/CSLL	(632,231)	(586,831)
Profit / (loss) for the year	1,415,510	1,205,980
Transnordestina Logistica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	277,966	786,007
Advances to suppliers	45,512	6,161
Other current assets	83,348	67,758
Total current assets	406,826	859,926
Other non-current assets	143,562	97,560
Investments, PP&E and intangible assets	13,193,728	12,062,189
Total non-current assets	13,337,290	12,159,749
Total Assets	13,744,116	13,019,675
Borrowings and financing, current	36,181	167,201
Other current liabilities	128,528	80,851
Total current liabilities	164,709	248,052
Borrowings and financing, non current	7,943,354	8,481,707
Other non-current liabilities	3,268,493	1,873,232
Total non-current liabilities	11,211,847	10,354,939
Shareholders' equity	2,367,560	2,416,684
Total liabilities and shareholders' equity	13,744,116	13,019,675
Operating (expenses) income	(34,704)	(38,315)
Financial income (expenses), net	(14,421)	(10,745)
Profit/(Loss) before IR/CSLL	(49,125)	(49,060)
Profit / (loss) for the year	(49,125)	(49,060)
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	22,028	13,953
Advances to suppliers	49	77
Other current assets	25,070	16,747
Total current assets	47,147	30,777
Other non-current assets	142	599
Investments, PP&E and intangible assets	75,782	48,570
Total non-current assets	75,924	49,169
Total Assets	123,071	79,946
Borrowings and financing, current	19,009	8,552
Lease liabilities, current	288	684
Other current liabilities	16,642	8,310
Total current liabilities	35,939	17,546
Borrowings and financing, non current	21,074	12,734
Lease liabilities, non current	213	253
Other non-current liabilities	2,379	1,827
Total non-current liabilities	23,666	14,814
Shareholders' equity	63,466	47,586
Total liabilities and shareholders' equity	123,071	79,946
Net revenue	84,049	52,453
Cost of sales and services	(45,317)	(29,333)
Gross profit	38,732	23,120
Operating (expenses) income	(7,433)	(4,640)
Financial income (expenses), net	(3,308)	(2,763)
Profit/(Loss) before IR/CSLL	27,991	15,717
Current and deferred IR/CSLL	(8,398)	(3,388)
Profit / (loss) for the year	19,593	12,329
Ita Energetica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	82,129	93,712
Advances to suppliers	395	409
Other current assets	27,251	30,517
Total current assets	109,775	124,638
Other non-current assets	10,144	18,054
Investments, PP&E and intangible assets	263,998	296,818
Total non-current assets	274,142	314,872
Total Assets	383,917	439,510
Other current liabilities	15,664	21,222
Total current liabilities	15,664	21,222
Other non-current liabilities	4,457	22,140
Total non-current liabilities	4,457	22,140
Shareholders' equity	363,796	396,148
Total liabilities and shareholders' equity	383,917	439,510
Net revenue	187,622	191,430
Cost of sales and services	(121,034)	(99,756)
Gross profit	66,588	91,674
Operating (expenses) income	(66,437)	(83,139)
Financial income (expenses), net	14,076	5,849
Profit/(Loss) before IR/CSLL	14,227	14,384
Current and deferred IR/CSLL	(7,909)	(4,673)
Profit / (loss) for the year	R$ 6,318	R$ 9,711